Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Operating expenses:
Research and development	$ 8,052,000	$ 3,542,000	$ 14,116,000	$ 6,292,000
General and administrative	3,324,000	677,000	6,100,000	1,407,000
Total operating expenses	11,376,000	4,219,000	20,216,000	7,699,000
Other income (expense):
Interest and other income	722,000	2,000	1,089,000	6,000
Other income (expense), net	2,224,000	(4,000)	(3,661,000)
Total other income (expense), net	2,946,000	(2,000)	(2,572,000)	6,000
Loss before benefit from income taxes	(8,430,000)	(4,221,000)	(22,788,000)	(7,693,000)
Benefit from income taxes	(334,000)		(334,000)
Net loss	(8,096,000)	(4,221,000)	(22,454,000)	(7,693,000)
Other comprehensive income (loss):
Foreign exchange translation adjustment	(6,615,000)	1,579,000	(269,000)	1,722,000
Unrealized holding gains on available-for-sale securities, net of tax expense of $0.8 million for the three and six months ended June 30, 2018, respectively	3,934,000		3,934,000
Total comprehensive loss	$ (10,777,000)	$ (2,642,000)	$ (18,789,000)	$ (5,971,000)
Weighted-average ordinary shares outstanding - basic and diluted	28,053	23,688	27,957	23,336
Basic and diluted net loss per ordinary share	$ (0.29)	$ (0.18)	$ (0.80)	$ (0.33)